Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Numerator:
Net income from continuing operations attributable to Visteon	$ (138)	$ (21)	$ (155)	$ 19	$ 513	$ 43	$ 65	$ 69	$ (98)	$ 555	$ 56
Loss from discontinued operations, net of tax									(197)	135	44
Net (loss) income attributable to Visteon									$ (295)	$ 690	$ 100
Denominator:
Average common stock outstanding									45.8	50.0	52.9
Dilutive effect of warrants									0.0	1.1	0.4
Diluted shares									45.8	51.1	53.3
Basic earnings (loss) per share
Continuing operations									$ (2.14)	$ 11.10	$ 1.06
Discontinued operations									(4.30)	2.70	0.83
Basic	$ (3.12)	$ (0.48)	$ (3.35)	$ 0.39	$ 10.56	$ 0.87	$ 1.30	$ 1.34	(6.44)	13.80	1.89
Diluted earnings (loss) per share
Continuing operations									(2.14)	10.86	1.05
Discontinued operations									(4.30)	2.64	0.83
Diluted	(3.12)	$ (0.46)	$ (3.35)	$ 0.38	$ 10.32	$ 0.85	$ 1.29	$ 1.33	(6.44)	$ 13.50	$ 1.88
Class of warrants, outstanding, excluded from diluted earnings per share calculation					1.3					1.3	1.5
Exercise price of warrants or rights					$ 58.80					$ 58.80	$ 58.80
Options, Exercise Price Range, Lower Range Limit									53.48	44.55	44.55
Options, Exercise Price Range, Upper Range Limit									84.67	$ 74.08	$ 74.08
5-Year Warrants [Member]
Diluted earnings (loss) per share
Exercise price of warrants or rights	$ 58.80								$ 58.80
Performance Shares [Member]
Diluted earnings (loss) per share
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount									1.0	0.1	1.3
Stock Options [Member]
Diluted earnings (loss) per share
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount									0.1	0.2	0.4